Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Provision for expected credit losses	$ 23,666,004	$ 3,018,623	$ 6,799,787		$ 5,480,283
Retention receivables
Impairment loss on goodwill	$ 35,124,140	4,480,120			1,500,000
Impairment of long-lived assets
Government Assistance, Operating Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income	Other income
Government subsidies			$ 638,400
US [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate			1
HK [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate			7.84
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total contract value			5.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total contract value			10.00%